Parent Company Only Condensed Financial Information (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($)		Jun. 30, 2022	Jun. 30, 2021
ASSETS
Cash		$ 9,085,082	$ 4,260
Advance to suppliers
Prepaid expenses and other current assets		4,250,071	679,266
TOTAL CURRENT ASSETS		13,335,153	683,526
Intangible asset, net		696,000
Other non-current assets		8,903,166
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries		29,919,831	18,869,579
TOTAL ASSETS		52,854,150	19,553,105
LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party		90,165	225,000
TOTAL CURRENT LIABILITIES		90,165	225,000
TOTAL LIABILITIES		90,165	225,000
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.001 per share; 44,000,000 Class A ordinary shares authorized as of June 30, 2021 and 2022; 12,086,923 and 18,286,923 Class A ordinary shares issued and outstanding as of June 30, 2021 and 2022, respectively; 6,000,000 Class B ordinary shares authorized, 5,763,077 Class B ordinary shares issued and outstanding as of June 30, 2021 and 2022) *	[1]	24,050	17,850
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		40,158,643	6,643,118
Retained earnings		12,527,714	11,739,756
Accumulated other comprehensive (loss) income		69,019	942,822
TOTAL SHAREHOLDERS’ EQUITY		52,763,985	19,328,105
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 52,854,150	$ 19,553,105

[1]	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 14).